Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Financial assets
Securities	$ 285,930	$ 283,235
Cash collateral on securities borrowed	23,809	21,697
Securities purchased under resale agreements	85,938	86,695
Loans
Residential mortgages	287,585	287,033
Credit card	21,246	21,581
Business and government	240,405	237,416
Derivative instruments	38,213	38,352
Deposits
Bank	27,579	26,723
Derivative instruments	41,723	41,411
Obligations related to securities sold short	20,811	24,244
Obligations related to securities sold under repurchase agreements	138,675	130,042
Subordinated indebtedness	7,793	7,819
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	47,767	44,003
Securities	59,676	65,471
Cash collateral on securities borrowed	23,809	21,697
Securities purchased under resale agreements	72,204	69,044
Loans
Residential mortgages	287,056	286,456
Personal	46,465	46,710
Credit card	20,200	20,639
Business and government	238,088	235,136
Other assets	28,081	25,069
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	133,891	128,859
Securities purchased under resale agreements	13,734	17,651
Loans
Residential mortgages	4	3
Business and government	611	485
Derivative instruments	38,213	38,352
Other assets	697	674
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	67	75
Financial assets at fair value through OCI [member]
Financial assets
Securities	92,363	88,905
Carrying value [member]
Financial assets
Cash and deposits with banks	47,767	44,003
Securities	285,930	283,235
Cash collateral on securities borrowed	23,809	21,697
Securities purchased under resale agreements	85,938	86,695
Loans
Residential mortgages	287,060	286,459
Personal	46,465	46,710
Credit card	20,200	20,639
Business and government	238,766	235,696
Derivative instruments	38,213	38,352
Other assets	28,778	25,743
Financial liabilities at amortised cost [member]
Deposits
Personal	238,098	238,211
Business and government	442,340	434,003
Bank	27,579	26,723
Secured borrowings	62,159	65,151
Cash collateral on securities lent	8,668	6,031
Obligations related to securities sold under repurchase agreements	126,013	121,907
Other liabilities	21,230	22,357
Subordinated indebtedness	7,793	7,819
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	41,723	41,411
Obligations related to securities sold short	20,811	24,244
Other liabilities	281	220
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	20,780	19,928
Business and government	24,050	23,281
Secured borrowings	885	827
Obligations related to securities sold under repurchase agreements	12,662	8,135
Other liabilities	8	8
Carrying value [member]
Deposits
Personal	258,878	258,139
Business and government	466,390	457,284
Bank	27,579	26,723
Secured borrowings	63,044	65,978
Derivative instruments	41,723	41,411
Obligations related to securities sold short	20,811	24,244
Cash collateral on securities lent	8,668	6,031
Obligations related to securities sold under repurchase agreements	138,675	130,042
Other liabilities	21,519	22,585
Subordinated indebtedness	7,793	7,819
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	47,767	44,003
Securities	286,026	283,173
Cash collateral on securities borrowed	23,809	21,697
Securities purchased under resale agreements	85,938	86,695
Loans
Residential mortgages	287,433	287,328
Personal	46,526	46,774
Credit card	20,207	20,651
Business and government	238,837	235,802
Derivative instruments	38,213	38,352
Other assets	28,778	25,743
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	96	(62)
Loans
Residential mortgages	373	869
Personal	61	64
Credit card	7	12
Business and government	71	106
Financial liabilities at fair value [member]
Deposits
Personal	259,180	258,629
Business and government	467,289	458,321
Bank	27,579	26,723
Secured borrowings	63,297	66,210
Derivative instruments	41,723	41,411
Obligations related to securities sold short	20,811	24,244
Cash collateral on securities lent	8,668	6,031
Obligations related to securities sold under repurchase agreements	138,675	130,042
Other liabilities	21,519	22,585
Subordinated indebtedness	8,065	8,091
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	302	490
Business and government	899	1,037
Secured borrowings	253	232
Subordinated indebtedness	$ 272	$ 272